Putnam VT International Value Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value
Aerospace and defense (0.9%)
BAE Systems PLC (United Kingdom)	77,849	$502,332

		502,332
Airlines (0.6%)
Qantas Airways, Ltd. (Australia)	173,976	341,247

		341,247
Auto components (0.8%)
Magna International, Inc. (Canada)	13,013	415,273

		415,273
Automobiles (0.5%)
Yamaha Motor Co., Ltd. (Japan)	24,000	289,901

		289,901
Banks (9.9%)
Australia & New Zealand Banking Group, Ltd. (Australia)	80,364	866,701
CaixaBank SA (Spain)	164,568	306,928
DBS Group Holdings, Ltd. (Singapore)	32,500	424,943
DNB ASA (Norway)	37,978	425,932
ING Groep NV (Netherlands)	200,670	1,051,121
Lloyds Banking Group PLC (United Kingdom)	575,304	226,867
Mizuho Financial Group, Inc. (Japan)	402,800	460,993
Skandinaviska Enskilda Banken AB (Sweden)	16,236	109,828
Sumitomo Mitsui Financial Group, Inc. (Japan)	37,300	906,290
UniCredit SpA (Italy)	56,925	445,707

		5,225,310
Beverages (1.1%)
Asahi Group Holdings, Ltd. (Japan)	18,700	607,169

		607,169
Building products (0.7%)
Compagnie De Saint-Gobain (France)	14,655	356,320

		356,320
Capital markets (3.2%)
Credit Suisse Group AG (Switzerland)	34,309	283,303
Partners Group Holding AG (Switzerland)	599	414,317
Quilter PLC (United Kingdom)	442,232	646,259
UBS Group AG (Switzerland)	38,396	358,866

		1,702,745
Chemicals (0.7%)
LANXESS AG (Germany)	9,029	361,463

		361,463
Construction and engineering (3.1%)
Vinci SA (France)	19,594	1,621,307

		1,621,307
Construction materials (0.8%)
CRH PLC (Ireland)	14,749	402,042

		402,042
Containers and packaging (2.0%)
SIG Combibloc Group AG (Switzerland)	69,763	1,045,254

		1,045,254
Diversified financial services (2.1%)
Eurazeo SA (France)	11,376	514,741
ORIX Corp. (Japan)	49,500	595,255

		1,109,996
Diversified telecommunication services (4.5%)
BCE, Inc. (Canada)(S)	15,500	635,838
Nippon Telegraph & Telephone Corp. (Japan)	58,000	1,376,353
Telstra Corp., Ltd. (Australia)	180,011	343,565

		2,355,756
Electric utilities (2.3%)
Fortum OYJ (Finland)	29,307	430,910
SSE PLC (United Kingdom)	49,856	804,631

		1,235,541
Electronic equipment, instruments, and components (0.8%)
Kyocera Corp. (Japan)	6,800	403,257

		403,257
Entertainment (0.9%)
Nintendo Co., Ltd. (Japan)	1,200	462,833

		462,833
Food and staples retail (2.6%)
Koninklijke Ahold Delhaize NV (Netherlands)	35,185	823,445
Seven & i Holdings Co., Ltd. (Japan)	15,900	525,055

		1,348,500
Food products (1.2%)
Kerry Group PLC Class A (Ireland)	5,408	619,989

		619,989
Health-care equipment and supplies (1.8%)
Alcon, Inc. (Switzerland)(NON)	4,010	204,638
Hoya Corp. (Japan)	8,700	740,013

		944,651
Hotels, restaurants, and leisure (1.6%)
Compass Group PLC (United Kingdom)	28,042	438,145
Dalata Hotel Group PLC (Ireland)	103,645	281,155
La Francaise des Jeux SAEM (France)(NON)	5,237	130,695

		849,995
Household durables (2.3%)
Panasonic Corp. (Japan)	52,500	400,772
Sony Corp. (Japan)	13,400	796,539

		1,197,311
Industrial conglomerates (2.0%)
Siemens AG (Germany)	12,130	1,044,009

		1,044,009
Insurance (8.7%)
AIA Group, Ltd. (Hong Kong)	172,000	1,547,364
Allianz SE (Germany)	4,167	718,314
AXA SA (France)	52,108	902,350
Prudential PLC (United Kingdom)	74,677	953,254
QBE Insurance Group, Ltd. (Australia)	85,625	467,828

		4,589,110
Machinery (2.1%)
MinebeaMitsumi, Inc. (Japan)	51,300	764,930
NSK, Ltd. (Japan)	55,100	353,443

		1,118,373
Metals and mining (2.6%)
Anglo American PLC (United Kingdom)	37,167	649,467
Rio Tinto PLC (United Kingdom)	15,550	713,788

		1,363,255
Multi-utilities (2.0%)
Veolia Environnement SA (France)	50,554	1,081,496

		1,081,496
Oil, gas, and consumable fuels (6.1%)
BP PLC (United Kingdom)	267,085	1,136,225
Ovintiv, Inc.	13,800	37,851
Royal Dutch Shell PLC Class B (United Kingdom)	32,905	551,715
Suncor Energy, Inc. (Canada)	48,931	780,921
TOTAL SA (France)	18,832	730,295

		3,237,007
Personal products (2.3%)
Shiseido Co., Ltd. (Japan)	7,300	431,224
Unilever NV (Netherlands)	16,233	799,800

		1,231,024
Pharmaceuticals (10.0%)
AstraZeneca PLC (United Kingdom)	17,835	1,593,166
Novartis AG (Switzerland)	28,126	2,324,473
Sanofi (France)	15,781	1,389,371

		5,307,010
Semiconductors and semiconductor equipment (0.9%)
Sino-American Silicon Products, Inc. (Taiwan)	178,000	451,908

		451,908
Technology hardware, storage, and peripherals (2.2%)
Samsung Electronics Co., Ltd. (South Korea)	29,880	1,161,260

		1,161,260
Tobacco (1.2%)
Imperial Brands PLC (United Kingdom)	34,678	642,789

		642,789
Trading companies and distributors (7.2%)
Ashtead Group PLC (United Kingdom)	35,943	798,317
Ferguson PLC (United Kingdom)	11,309	707,161
ITOCHU Corp. (Japan)	49,300	1,022,881
Mitsubishi Corp. (Japan)	59,400	1,260,745

		3,789,104
Transportation infrastructure (0.7%)
Aena SME SA (Spain)	3,370	367,775

		367,775
Wireless telecommunication services (3.1%)
KDDI Corp. (Japan)	18,600	549,780
Vodafone Group PLC (United Kingdom)	797,860	1,114,537

		1,664,317

Total common stocks (cost $61,473,232)		$50,446,629

SHORT-TERM INVESTMENTS (6.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	Shares	241,310	$241,310
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	2,528,161	2,528,161
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(P)	Shares	140,000	140,000
U.S. Treasury Bills 1.543%, 7/16/20(SEGSF)		$120,000	119,972
U.S. Treasury Bills 0.015%, 9/3/20(SEGSF)		111,000	110,954
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)		14,000	13,996
U.S. Treasury Bills zero%, 8/20/20(SEGSF)		17,000	16,994
U.S. Treasury Bills zero%, 8/13/20(SEGSF)		111,000	110,968

Total short-term investments (cost $3,281,930)			$3,282,355
TOTAL INVESTMENTS

Total investments (cost $64,755,162)			$53,728,984

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $23,366,958) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/17/20	$168,902	$175,533	$6,631
		Canadian Dollar	Sell	4/15/20	539,988	585,474	45,486
	Barclays Bank PLC
		British Pound	Sell	6/17/20	54,850	57,007	2,157
		Canadian Dollar	Sell	4/15/20	163,816	177,592	13,776
		Euro	Buy	6/17/20	303,073	312,904	(9,831)
		Hong Kong Dollar	Buy	5/20/20	588,860	587,369	1,491
		Swedish Krona	Buy	6/17/20	157,989	165,702	(7,713)
	Citibank, N.A.
		British Pound	Sell	6/17/20	373,873	388,596	14,723
		Canadian Dollar	Sell	4/15/20	492,584	539,511	46,927
		Danish Krone	Buy	6/17/20	155,683	156,934	(1,251)
		Euro	Sell	6/17/20	2,366,399	2,391,494	25,095
	Goldman Sachs International
		British Pound	Sell	6/17/20	169,897	176,594	6,697
		Canadian Dollar	Buy	4/15/20	241,282	217,595	23,687
		Euro	Buy	6/17/20	249,095	251,751	(2,656)
		Japanese Yen	Buy	5/20/20	1,363,681	1,337,912	25,769
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/15/20	109,618	123,755	(14,137)
		Euro	Buy	6/17/20	3,108,595	3,140,678	(32,083)
		Japanese Yen	Sell	5/20/20	165,939	160,315	(5,624)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/17/20	1,452,955	1,510,139	(57,184)
		Canadian Dollar	Sell	4/15/20	119,397	129,461	10,064
		Euro	Buy	6/17/20	864,420	874,643	(10,223)
		Japanese Yen	Buy	5/20/20	470,240	462,826	7,414
		New Zealand Dollar	Buy	4/15/20	152,675	170,841	(18,166)
		Norwegian Krone	Sell	6/17/20	119,008	133,240	14,232
		Singapore Dollar	Buy	5/20/20	296,420	307,352	(10,932)
		South Korean Won	Sell	5/20/20	1,276,473	1,312,300	35,827
		Swiss Franc	Sell	6/17/20	1,296,845	1,293,313	(3,532)
	NatWest Markets PLC
		British Pound	Sell	6/17/20	835,679	868,615	32,936
		Swedish Krona	Buy	6/17/20	862,330	904,492	(42,162)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/15/20	999,361	1,128,200	(128,839)
		British Pound	Sell	6/17/20	666,777	682,994	16,217
		Canadian Dollar	Sell	4/15/20	170,923	191,315	20,392
		Euro	Sell	6/17/20	415,342	422,821	7,479
		Israeli Shekel	Buy	4/16/20	363,489	372,090	(8,601)
		Japanese Yen	Sell	5/20/20	290,439	290,091	(348)
	UBS AG
		Canadian Dollar	Sell	4/15/20	208,376	271,885	63,509
		Japanese Yen	Buy	5/20/20	832,473	817,608	14,865
	WestPac Banking Corp.
		Euro	Buy	6/17/20	273,208	276,016	(2,808)

	Unrealized appreciation						435,374

	Unrealized (depreciation)						(356,090)

	Total						$79,284
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $52,825,026.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$900,190	$658,880	$80	$241,310
	Putnam Short Term Investment Fund**	—	7,956,404	5,428,243	5,863	2,528,161

	Total Short-term investments	$—	$8,856,594	$6,087,123	$5,943	$2,769,471
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $241,310, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $239,300.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $363,904.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $217,325 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.4%
	United Kingdom	21.5
	France	12.6
	Switzerland	8.7
	United States	5.5
	Netherlands	5.0
	Germany	4.0
	Australia	3.8
	Canada	3.4
	Hong Kong	2.9
	Ireland	2.4
	South Korea	2.2
	Spain	1.3
	Taiwan	0.8
	Italy	0.8
	Finland	0.8
	Norway	0.8
	Singapore	0.8
	Other	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $190,198 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $363,904 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$635,838	$3,847,068	$—
Consumer discretionary	415,273	2,337,207	—
Consumer staples	—	4,449,471	—
Energy	818,772	2,418,235	—
Financials	—	12,627,161	—
Health care	—	6,251,661	—
Industrials	—	9,140,467	—
Information technology	—	2,016,425	—
Materials	—	3,172,014	—
Utilities	—	2,317,037	—

Total common stocks	1,869,883	48,576,746	—
Short-term investments	2,668,161	614,194	—

Totals by level	$4,538,044	$49,190,940	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$79,284	$—

Totals by level	$—	$79,284	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$26,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com